GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL
Schedule of changes in carrying amount of goodwill

	As of December 31,
	2017	2018
Costs:
Beginning balance	401	428
Addition (Note 3)	—	25,035
Foreign currency adjustment	27	(367)
Ending balance	428	25,096
Goodwill impairment loss	—	—
Goodwill, net	428	25,096